Equity Method Investment in Joint Ventures - Changes (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024
Equity Method Investment in Joint Ventures
Balance, December 31, 2024			$ 146,158
Capital contributions			19,525
Loss from investment in joint ventures	$ (925)	$ (423)	(3,169)	$ (581)
Balance, September 30, 2025	162,514		162,514
Total
Equity Method Investment in Joint Ventures
Loss from investment in joint ventures	(925)	(423)	(3,169)	(581)
Balance, September 30, 2025	162,514		162,514
SWA Lithium
Equity Method Investment in Joint Ventures
Balance, December 31, 2024			94,264
Capital contributions			12,375
Loss from investment in joint ventures	(445)	(345)	(2,294)	(434)
Balance, September 30, 2025	104,345		104,345
Texas Lithium
Equity Method Investment in Joint Ventures
Balance, December 31, 2024			51,894
Capital contributions			7,150
Loss from investment in joint ventures	(480)	$ (78)	(875)	$ (147)
Balance, September 30, 2025	$ 58,169		$ 58,169